Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 100.3%
Security	Shares	Value
Aerospace & Defense — 1.8%
HEICO Corp.	71,784	$ 23,754,044
L3Harris Technologies, Inc.	65,439	22,435,761
		$ 46,189,805
Beverages — 2.5%
Coca-Cola Co.(1)	839,116	$ 62,774,268
		$ 62,774,268
Biotechnology — 2.6%
AbbVie, Inc.(1)	231,548	$ 51,637,519
Argenx SE ADR(2)	16,506	13,873,293
		$ 65,510,812
Broadline Retail — 5.2%
Amazon.com, Inc.(1)(2)	541,067	$ 129,477,333
		$ 129,477,333
Building Products — 1.1%
Carrier Global Corp.	447,732	$ 26,675,873
		$ 26,675,873
Capital Markets — 6.3%
Evercore, Inc., Class A	67,363	$ 23,797,327
Intercontinental Exchange, Inc.(1)	201,331	34,987,301
LPL Financial Holdings, Inc.	81,946	29,869,317
S&P Global, Inc.(1)	75,352	39,770,032
Tradeweb Markets, Inc., Class A(1)	268,101	27,633,170
		$ 156,057,147
Commercial Services & Supplies — 1.0%
Waste Connections, Inc.	154,856	$ 25,953,866
		$ 25,953,866
Consumer Staples Distribution & Retail — 1.9%
Walmart, Inc.(1)	396,754	$ 47,269,271
		$ 47,269,271
Electrical Equipment — 4.1%
AMETEK, Inc.(1)	147,638	$ 33,067,959
Security	Shares	Value
Electrical Equipment (continued)
Eaton Corp. PLC(1)	119,827	$ 42,109,605
Siemens Energy AG(2)	163,460	27,850,318
		$ 103,027,882
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	146,138	$ 21,055,563
		$ 21,055,563
Entertainment — 3.5%
Liberty Media Corp.-Liberty Formula One, Class C(1)(2)	287,129	$ 24,985,966
Live Nation Entertainment, Inc.(2)	193,570	28,154,756
Netflix, Inc.(1)(2)	412,810	34,465,507
		$ 87,606,229
Financial Services — 4.7%
Rocket Cos., Inc., Class A(1)	2,538,757	$ 45,519,913
Shift4 Payments, Inc., Class A(1)(2)	120,149	7,093,597
Visa, Inc., Class A(1)	198,340	63,831,762
		$ 116,445,272
Health Care Equipment & Supplies — 1.1%
Edwards Lifesciences Corp.(2)	333,984	$ 27,172,938
		$ 27,172,938
Health Care Providers & Services — 1.6%
McKesson Corp.	29,128	$ 24,211,485
Quest Diagnostics, Inc.	77,564	14,506,795
		$ 38,718,280
Hotels, Restaurants & Leisure — 2.4%
Domino's Pizza, Inc.	76,138	$ 31,241,706
Marriott International, Inc., Class A	93,918	29,612,345
		$ 60,854,051
Insurance — 1.1%
Arthur J. Gallagher & Co.	111,091	$ 27,702,763
		$ 27,702,763
Interactive Media & Services — 10.9%
Alphabet, Inc., Class C(1)	530,313	$ 179,526,860
Meta Platforms, Inc., Class A(1)	129,383	92,702,919
		$ 272,229,779

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	59,231	$ 34,271,649
		$ 34,271,649
Machinery — 1.0%
Parker-Hannifin Corp.	26,732	$ 25,016,875
		$ 25,016,875
Oil, Gas & Consumable Fuels — 2.8%
ConocoPhillips(1)	388,172	$ 40,459,167
EQT Corp.	498,015	28,750,406
		$ 69,209,573
Pharmaceuticals — 3.9%
Eli Lilly & Co.(1)	66,081	$ 68,535,909
Johnson & Johnson	121,645	27,643,826
		$ 96,179,735
Professional Services — 1.3%
TransUnion(1)	402,011	$ 31,766,909
		$ 31,766,909
Real Estate Management & Development — 1.3%
CoStar Group, Inc.(1)(2)	219,420	$ 13,494,330
FirstService Corp.	115,741	17,969,948
		$ 31,464,278
Semiconductors & Semiconductor Equipment — 16.6%
Analog Devices, Inc.(1)	130,817	$ 40,668,389
Broadcom, Inc.(1)	270,580	89,643,154
Lam Research Corp.(1)	206,470	48,202,486
NVIDIA Corp.(1)	1,235,365	236,115,313
		$ 414,629,342
Software — 9.8%
Fair Isaac Corp.(2)	16,952	$ 24,803,658
Microsoft Corp.(1)	373,515	160,719,769
Palo Alto Networks, Inc.(2)	165,731	29,329,415
Synopsys, Inc.(2)	66,253	30,815,264
		$ 245,668,106
Security	Shares	Value
Specialty Retail — 2.7%
Burlington Stores, Inc.(2)	117,210	$ 34,677,751
TJX Cos., Inc.	217,436	32,574,087
		$ 67,251,838
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.(1)	609,610	$ 158,181,603
		$ 158,181,603
Trading Companies & Distributors — 0.6%
Fastenal Co.	341,044	$ 14,787,668
		$ 14,787,668
Total Common Stocks (identified cost $1,283,230,249)		$2,503,148,708

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(3)	4,493,352	$ 4,493,352
Total Short-Term Investments (identified cost $4,493,352)		$ 4,493,352
Total Investments — 100.5% (identified cost $1,287,723,601)		$2,507,642,060
Total Written Call Options — (0.2)% (premiums received $9,655,537)		$ (6,005,450)
Other Assets, Less Liabilities — (0.3)%		$ (7,625,565)
Net Assets — 100.0%		$2,494,011,045
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	144	$99,922,032	$7,000	2/2/26	$ (38,304)
S&P 500 Index	145	100,615,935	7,050	2/4/26	(23,925)
S&P 500 Index	144	99,922,032	7,050	2/6/26	(127,008)
S&P 500 Index	144	99,922,032	7,050	2/9/26	(173,088)
S&P 500 Index	145	100,615,935	7,020	2/11/26	(455,300)
S&P 500 Index	143	99,228,129	7,050	2/13/26	(387,530)
S&P 500 Index	144	99,922,032	6,960	2/17/26	(1,042,560)
S&P 500 Index	142	98,534,226	6,950	2/18/26	(1,174,340)
S&P 500 Index	142	98,534,226	7,010	2/20/26	(801,448)
S&P 500 Index	142	98,534,226	7,050	2/23/26	(585,466)
S&P 500 Index	143	99,228,129	7,075	2/25/26	(420,420)
S&P 500 Index	143	99,228,129	7,050	2/27/26	(776,061)
Total					$(6,005,450)
At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,493,352, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,954,764	$80,905,015	$(80,366,427)	$ —	$ —	$4,493,352	$126,208	4,493,352
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

At January 31, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 359,836,008	$ —	$ —	$ 359,836,008
Consumer Discretionary	257,583,222	—	—	257,583,222
Consumer Staples	110,043,539	—	—	110,043,539
Energy	69,209,573	—	—	69,209,573
Financials	300,205,182	—	—	300,205,182
Health Care	261,853,414	—	—	261,853,414
Industrials	245,568,560	27,850,318	—	273,418,878
Information Technology	839,534,614	—	—	839,534,614
Real Estate	31,464,278	—	—	31,464,278
Total Common Stocks	$2,475,298,390	$27,850,318*	$ —	$2,503,148,708
Short-Term Investments	$ 4,493,352	$ —	$ —	$ 4,493,352
Total Investments	$2,479,791,742	$27,850,318	$ —	$2,507,642,060
Liability Description
Written Call Options	$ (6,005,450)	$ —	$ —	$ (6,005,450)
Total	$ (6,005,450)	$ —	$ —	$ (6,005,450)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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